As filed with the United States Securities and Exchange Commission on May 20, 2015

1933 Act Registration No. 002-27334

1940 Act Registration No. 811-01540

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 123	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 123

AIM FUNDS GROUP (INVESCO FUNDS GROUP)

(Exact name of Registrant as Specified in Charter)

11 Greenway Plaza, Suite 1000, Houston, TX 77046

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code (713) 626-1919

John M. Zerr, Esquire

11 Greenway Plaza, Suite 1000, Houston, TX 77046

(Name and Address of Agent for Service)

Copy to:

Seba Kurian, Esquire	E. Carolan Berkley, Esquire
Invesco Advisers, Inc. 11 Greenway Plaza, Suite 1000	Stradley Ronon Stevens & Young, LLP 2600 One Commerce Square
Houston, Texas 77046 -1173	Philadelphia, Pennsylvania 19103-7599

Approximate Date of Proposed Public Offering:	As soon as practicable after the effective date of this Amendment

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date), pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 20th day of May, 2015.

Registrant:	AIM FUNDS GROUP
(INVESCO FUNDS GROUP)

By:	/s/ Philip A. Taylor
Philip A. Taylor, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURES	TITLE	DATE

Philip A. Taylor	Trustee & President	May 20, 2015
(Philip A. Taylor)	(Principal Executive Officer)

/s/ David C. Arch*	Trustee	May 20, 2015
(David C. Arch)

/s/ James T. Bunch*	Trustee	May 20, 2015
(James T. Bunch)

/s/ Bruce L. Crockett*	Chair & Trustee	May 20, 2015
(Bruce L. Crockett)

/s/ Rod Dammeyer*	Trustee	May 20, 2015
(Rod Dammeyer)

/s/ Albert R. Dowden*	Trustee	May 20, 2015
(Albert R. Dowden)

/s/ Martin L. Flanagan*	Trustee	May 20, 2015
(Martin L. Flanagan)

/s/ Jack M. Fields*	Trustee	May 20, 2015
(Jack M. Fields)

/s/ Prema Mathai-Davis*	Trustee	May 20, 2015
(Prema Mathai-Davis)

/s/ Larry Soll*	Trustee	May 20, 2015
(Larry Soll)

/s/ Hugo F. Sonnenschein*	Trustee	May 20, 2015
(Hugo F. Sonnenschein)

/s/ Raymond Stickel, Jr.*	Trustee	May 20, 2015
(Raymond Stickel, Jr.)

SIGNATURES	TITLE	DATE

/s/ Suzanne H. Woolsey*	Trustee	May 20, 2015
(Suzanne H. Woolsey)

/s/ Sheri Morris	Vice President & Treasurer	May 20, 2015
(Sheri Morris)	(Principal Financial and
Accounting Officer)

*By	/s/ Philip A. Taylor
Philip A. Taylor
Attorney-in-Fact

*	Philip A. Taylor, pursuant to powers of attorney dated August 29, 2014, filed in Registrant’s Post-Effective Amendment No. 122 on April 27, 2015.

Exhibit Index

XBRL Instance Document	Ex-101.ins

XBRL Taxonomy Extension Schema Document	Ex-101.sch

XBRL Taxonomy Extension Calculation Linkbase Document	Ex-101.cal

XBRL Taxonomy Extension Labels Linkbase	Ex-101.lab

XBRL Taxonomy Extension Presentation Linkbase Document	Ex-101.pre

XBRL Taxonomy Extension Definition Linkbase	Ex-101.def